Group Companies (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Calliditas Therapeutics AB
Group Companies
Equity interest	0.00%
Nefecon AB
Group Companies
Equity interest	100.00%	100.00%
Calliditas Therapeutics INC
Group Companies
Equity interest	100.00%	100.00%
Genkyotex SA
Group Companies
Equity interest	86.20%
Genkyotex Suisse SA
Group Companies
Equity interest	0.00%